Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements
I.	FAIR VALUE MEASUREMENTS

Financial Instruments—Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following are the major categories of financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	September 30, 2020
Description	Level 1	Level 2	Level 3	Total
Mortgage loans at fair value	$—	$5,215,196	$—	$5,215,196
IRLCs	—	—	44,192	44,192
FLSCs	—	(34,637)	—	(34,637)

Total	$—	$5,180,559	$44,192	$5,224,751

	December 31, 2019
Description	Level 1	Level 2	Level 3	Total
Mortgage loans at fair value	$—	$5,446,310	$—	$5,446,310
IRLCs	—	—	16,786	16,786
FLSCs	—	(14,506)	—	(14,506)

Total	$—	$5,431,804	$16,786	$5,448,590

As of September 30, 2020 and December 31, 2019, mortgage loans at fair value included fair value adjustments of $154.0 million and $48.0 million respectively. These fair value adjustments include the relative changes in the values of closed loans from the original pricing of the prospective loan (while it was an IRLC) to period end, subsequent market interest rate movements, and includes gain margin for the recorded loans based on external market indications of fair value.

Derivative assets and liabilities solely represent fair value of adjustments for the contracts based upon their original contract dates relative to the period end pricing for the contracts. The derivative contracts that the Company enters into are initially recorded at zero value as they are entered into at market prices on the date of execution. Subsequent changes in market conditions, primarily interest rates, drive the value of the Company’s derivative contracts and such fair value adjustments represent the respective derivative assets and liabilities.

Refer to Note D for disclosure of qualitative and quantitative information related to the key unobservable inputs used in determining the fair value of the Company’s MSRs on a non-recurring basis, measured for purposes of evaluating subsequent impairment after initial recognition.

Level 3 Issuances and Transfers

The Company issues IRLCs which are considered derivatives. If the contract converts to a loan, the implied value, which is solely based upon interest rate changes, is incorporated in the basis of the fair value of the loan. If the IRLC does not convert to a loan, the basis is reduced to zero as the contract has no continuing value. The Company does not track the basis of the individual IRLCs that convert to a loan, as that amount has no relevance to the presented condensed consolidated financial statements.

Transfers into and out of Level 3 specific to the Company’s IRLC asset are equivalent to the net change in unrealized gain of approximately $27.4 million for the nine months ended September 30, 2020.

Due to their nature and respective terms, the carrying value of cash and cash equivalents, receivables, payables, note payable and warehouse and operating lines of credit approximate their fair value as of September 30, 2020 and December 31, 2019, respectively.

L.	FAIR VALUE MEASUREMENTS

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following are the major categories of financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2019 (in thousands):

Description	Level 1	Level 2	Level 3	Total
Mortgage loans at fair value	$—	$5,446,310	$—	$5,446,310
IRLCs	—	—	16,786	16,786
FLSCs	—	(14,506)	—	(14,506)

Total	$—	$5,431,804	$16,786	$5,448,590

The following are the major categories of financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 (in thousands):

Description	Level 1	Level 2	Level 3	Total
Mortgage loans at fair value	$—	$2,517,760	$—	$2,517,760
IRLCs	—	—	16,754	16,754
FLSCs	—	(28,113)	—	(28,113)

Total	$—	$2,489,647	$16,754	$2,506,401

As of December 31, 2019 and 2018, mortgage loans at fair value included fair value adjustments of $48.0 million and $24.7 million, respectively. These fair value adjustments include the relative changes in the loan values from the original pricing of the prospective loan (while it was an IRLC) to period end, subsequent market interest rate movements, and includes gain margin for the recorded loans based on external market indications of fair value.

As of December 31, 2019 and 2018, derivative assets and liabilities solely represent fair value adjustments for the contracts based upon their original contract dates relative to the period end pricing for the contracts. The derivative contracts that the Company enters into are initially recorded at zero value as they are entered into at market prices on the date of execution. Subsequent changes in market conditions, primarily interest rates, drive the value of the Company’s derivative contracts and such fair value adjustments represent the respective derivative assets and liabilities.

Level 3 Issuances and Transfers

The Company issues IRLCs which are scoped in as derivatives. If the contract converts to a loan, the implied value, which is solely based upon interest rate changes, is incorporated into the basis of the fair value of the loan. If the IRLC does not convert to a loan, the basis is reduced to zero as the contract has no continuing value. The Company does not track the basis of the individual IRLCs that convert to a loan, as that amount has no relevance to the presented consolidated financial statements.

Transfers into and out of Level 3 specific to the Company’s IRLC asset are equivalent to the net change in unrealized gain of approximately $30 thousand for the year ended December 31, 2019.

Due to their nature and respective terms, the carrying value of cash and cash equivalents, receivables, payables, note payable and warehouse and operating lines of credit approximate their fair value at December 31, 2019 and 2018.

K.	FAIR VALUE MEASUREMENTS

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following are the major categories of financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 (in thousands):

Description	Level 1	Level 2	Level 3	Total
Mortgage loans at fair value	$—	$2,517,760	$—	$2,517,760
IRLCs	—	—	16,754	16,754
FLSCs	—	(28,113)	—	(28,113)

Total	$—	$2,489,647	$16,754	$2,506,401

The following are the major categories of financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2017 (in thousands):

Description	Level 1	Level 2	Level 3	Total
Mortgage loans at fair value	$—	$1,842,697	$—	$1,842,697
IRLCs	—	—	3,586	3,586
FLSCs	—	(8,205)	—	(8,205)

Total	$—	$1,834,492	$3,586	$1,838,078

As of December 31, 2018 and 2017, mortgage loans at fair value included fair value adjustments of $24.7 million and $17.3 million, respectively. These fair value adjustments include the relative changes in the loan values from the original pricing of the prospective loan (while it was an IRLC) to period end, subsequent market interest rate movements, and includes gain margin for the recorded loans based on external market indications of fair value.

As of December 31, 2018 and 2017, derivative assets and liabilities solely represent fair value adjustments for the contracts based upon their original contract dates relative to the period end pricing for the contracts. The derivative contracts that the Company enters into are initially recorded at zero value as they are entered into at market prices on the date of execution. Subsequent changes in market conditions, primarily interest rates, drive the value of the Company’s derivative contracts and such fair value adjustments represent the respective derivative assets and liabilities.

Level 3 Issuances and Transfers

The Company issues IRLCs which are scoped in as derivatives. At issuance each contract has a zero value. If the contract converts to a loan, the implied value, which is solely based upon interest rate changes, is incorporated into the basis of the fair value of the loan. If the IRLC does not convert to a loan, the basis is reduced to zero as the contract has no continuing value. The Company does not track the basis of the individual IRLCs that convert to a loan, as that amount has no relevance to the presented consolidated financial statements.

Transfers into and out of Level 3 specific to the Company’s IRLC asset are equivalent to the net change in unrealized gain of $13 million for the year ended December 31, 2018.

Due to their nature and respective terms, the carrying value of cash and cash equivalents, receivables, payables, and warehouse and operating lines of credit approximate their fair value at December 31, 2018 and 2017.